UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (212) 849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos     New York, New York             November 14, 2007
----------------------     ------------------            --------------------
     [Signature]             [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      $1,137,044
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F File Number                           Name

1) 028-11651                               Hoplite Partners, L.P.
2) 028-11652                               Hoplite Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

                                  TITLE OF                  VALUE        SHRS OR  SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP       (X$1000)     PRN AMT  PRN CALL   DSCRTN   MGRS  SOLE   SHARED       NONE


ADVANCE AUTO PARTS INC               COM        00751Y106   113,370    3,378,134  SH         SHARED   1,2          3,378,134
ALTRIA GROUP INC                     COM        02209S103    72,415    1,041,500  SH         SHARED   1,2          1,041,500
BERKSHIRE HATHAWAY INC DEL          CL A        084670108       237            2  SH         SHARED   1,2                  2
COMPTON PETE CORP                    COM        204940100    63,140    6,760,200  SH         SHARED   1,2          6,760,200
CSX CORP                             COM        126408103    61,950    1,449,800  SH         SHARED   1,2          1,449,800
DST SYS INC DEL                      COM        233326107    95,590    1,113,967  SH         SHARED   1,2          1,113,967
ELECTRONIC ARTS INC                  COM        285512109     5,330       95,200  SH         SHARED   1,2             95,200
EXELON CORP                          COM        30161N101    23,377      310,200  SH         SHARED   1,2            310,200
FEDERAL HOME LN MTG CORP             COM        313400301    23,604      400,000  SH         SHARED   1,2            400,000
FIDELITY NATL INFORMATION SV         COM        31620M106    99,380    2,239,800  SH         SHARED   1,2          2,239,800
GATEHOUSE MEDIA INC                  COM        367348109     6,027      472,709  SH         SHARED   1,2            472,709
GENERAL CABLE CORP DEL NEW           COM        369300108    34,765      517,957  SH         SHARED   1,2            517,957
GOOGLE INC                          CL A        38259P508    93,917      165,560  SH         SHARED   1,2            165,560
GUITAR CTR MGMT INC                  COM        402040109     7,195      121,325  SH         SHARED   1,2            121,325
KB HOME                              COM        48666K109    33,013    1,317,339  SH         SHARED   1,2          1,317,339
LIBERTY MEDIA HLDG CORP         INT COM SER A   53071M104    67,201    3,498,211  SH         SHARED   1,2          3,498,211
LOEWS CORP                     CAROLNA GP STK   540424207    41,649      506,500  SH         SHARED   1,2            506,500
M D C HLDGS INC                      COM        552676108    26,611      650,000  SH         SHARED   1,2            650,000
M/I HOMES INC                        COM        55305B101    13,065      940,632  SH         SHARED   1,2            940,632
MIRANT CORP NEW                      COM        60467R100    24,347      598,500  SH         SHARED   1,2            598,500
NRG ENERGY INC                       COM        629377508    27,108      641,000  SH         SHARED   1,2            641,000
NUTRI SYS INC NEW                    COM        67069D108     7,034      150,000  SH  PUT    SHARED   1,2            150,000
PRICELINE COM INC                    COM        741503403    39,938      450,000  SH         SHARED   1,2            450,000
RANGE RES CORP                       COM        75281A109    54,529    1,341,100  SH         SHARED   1,2          1,341,100
SBA COMMUNICATIONS CORP              COM        78388J106    17,301      490,400  SH         SHARED   1,2            490,400
SCHWAB CHARLES CORP NEW              COM        808513105    19,883      920,532  SH         SHARED    1             920,532
TESCO CORP                           COM        88157K101    62,073    2,286,300  SH         SHARED   1,2          2,286,300
WCI CMNTYS INC                       COM        92923C104     2,995      500,000  SH  PUT    SHARED   1,2            500,000



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